Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Summary of Borrowings

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Secured
- Bank borrowings (a)	2,991,890	1,343,970
Unsecured
- Bank borrowings (b)	22,816,450	35,251,477
- Corporate borrowings	388	—

	25,808,728	36,595,447
Interest payable	118,689	320,066

Total borrowings	25,927,417	36,915,513

Summary of Interest Rates of Borrowings	The following table sets forth the range of interest rates of borrowings as of December 31, 202
1

and 2022:

	As of December 31,
	2021	2022
Bank borrowings - fixed rate	2.80%-4.80%	2.70%-4.30%
Bank borrowings - floating rate	1.35%-1.92%	1.72%-5.59%
Corporate borrowings - fixed rate	0.78%	N/A

Parent [member]
Disclosure of detailed information about borrowings [line items]
Summary of Borrowings	The Company

	As of December 31,
	2021	2022
	RMB’000	RMB’000
Unsecured
- Bank borrowings	318,785	138,860

Interest payable	1,141	194

Total borrowings	319,926	139,054